LEASES (Schedule of Maturities of Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 2,745
2025	2,491
2026	2,001
2027	1,733
2028 and beyond	902
Total lease payments	9,872
Less imputed interests	(855)
Total operating lease liabilities	$ 9,017	$ 4,962